Significant Accounting Policies - Summary of Estimated Impact of Adoption of IFRS 15 (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018	Dec. 31, 2015
Disclosure of equity [line items]
Traffic revenue	¥ 138,064	¥ 121,873	[1]	¥ 109,693	[1]
Other operating revenue	5,559	5,933	[1]	5,288	[1]
Total operating revenue	143,623	127,806	[1]	114,981	[1]
Profit before income tax	4,364	8,874	[1]	7,661	[1]
Income tax	1,000	1,976	[1]	1,763	[1]
Profit for the year	3,364	6,898	[1]	5,898	[1]
Profit attributable to: Equity shareholders of the Company	2,895	5,961	[1]	5,044	[1]
Non-controlling interests	469	937	[1]	854	[1]
Earnings per share
Total comprehensive income for the year	3,619	7,011	[1]	6,174	[1]
Total comprehensive income attributable to: Equity shareholders of the Company	3,048	6,028	[1]	5,196	[1]
Non-controlling interests	571	983	[1]	978	[1]
Deferred tax assets	1,566	1,662	[1]
Non-current assets	222,877	200,834	[1]
Contract liabilities	(3,711)	(3,261)
Sales in advance of carriage	8,594	7,853	[1]
Deferred revenue	0	1,502	[1]
Current income tax	369	919	[1]
Total current liabilities	(83,687)	(69,577)	[1]
Deferred revenue	0	1,849	[1]
Other non-current liabilities	2,036	0	[1]
Total non-current liabilities	(84,793)	(86,598)	[1]
Reserves	52,990	39,848	[1]
Total equity attributable to equity shareholders of the Company	65,257	49,936	[1]
Non-controlling interests	13,212	12,607	[1]
Total equity	78,469	62,543	[1]	54,976	[1]		¥ 49,624
Profit before income tax	4,364	8,874	[1]	7,661	[1]
(Increase)/decrease in sales in advance of carriage	1,441	(567)		1,289
(Increase)/decrease in deferred revenue	0	430		86
Increase in other non-current liabilities	839	762		¥ (186)
Amounts reported in accordance with IFRS 15 [member]
Disclosure of equity [line items]
Traffic revenue	138,064
Other operating revenue	5,559
Total operating revenue	143,623
Profit before income tax	4,364
Income tax	(1,000)
Profit for the year	3,364
Profit attributable to: Equity shareholders of the Company	2,895
Non-controlling interests	¥ 469
Earnings per share
Basic and diluted	¥ 0.27
Total comprehensive income for the year	¥ 3,619
Total comprehensive income attributable to: Equity shareholders of the Company	3,048
Non-controlling interests	571
Deferred tax assets	1,566
Non-current assets	222,877
Contract liabilities	(1,693)
Sales in advance of carriage	(8,594)
Current income tax	(369)
Total current liabilities	(83,687)
Total assets less current liabilities	163,262
Other non-current liabilities	(2,036)
Total non-current liabilities	(84,793)
Reserves	(52,990)
Total equity attributable to equity shareholders of the Company	(65,257)
Non-controlling interests	(13,212)
Total equity	(78,469)
Profit before income tax	4,364
Increase in contract liabilities	232
(Increase)/decrease in sales in advance of carriage	1,441
Increase in other non-current liabilities	218
Hypothetical Amounts under IASs 18 and 11 [member]
Disclosure of equity [line items]
Traffic revenue	136,641
Other operating revenue	6,855
Total operating revenue	143,496
Profit before income tax	4,237
Income tax	(968)
Profit for the year	3,269
Profit attributable to: Equity shareholders of the Company	2,805
Non-controlling interests	¥ 464
Earnings per share
Basic and diluted	¥ 0.26
Total comprehensive income for the year	¥ 3,524
Total comprehensive income attributable to: Equity shareholders of the Company	2,958
Non-controlling interests	566
Deferred tax assets	1,570
Non-current assets	222,881
Sales in advance of carriage	(9,357)
Deferred revenue	(1,808)
Current income tax	(130)
Total current liabilities	(84,326)
Total assets less current liabilities	162,627
Deferred revenue	(2,057)
Other non-current liabilities	(18)
Total non-current liabilities	(84,832)
Reserves	(52,374)
Total equity attributable to equity shareholders of the Company	(64,641)
Non-controlling interests	(13,154)
Total equity	(77,795)
Profit before income tax	4,237
(Increase)/decrease in sales in advance of carriage	1,504
(Increase)/decrease in deferred revenue	514
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member]
Disclosure of equity [line items]
Traffic revenue	1,423
Other operating revenue	(1,296)
Total operating revenue	127
Profit before income tax	127
Income tax	(32)
Profit for the year	95
Profit attributable to: Equity shareholders of the Company	90
Non-controlling interests	¥ 5
Earnings per share
Basic and diluted	¥ 0.01
Total comprehensive income for the year	¥ 95
Total comprehensive income attributable to: Equity shareholders of the Company	90
Non-controlling interests	5
Deferred tax assets	(4)
Non-current assets	(4)
Contract liabilities	(1,693)	¥ (3,261)
Sales in advance of carriage	763
Deferred revenue	1,808
Current income tax	(239)
Total current liabilities	639
Total assets less current liabilities	635
Deferred revenue	2,057
Other non-current liabilities	(2,018)
Total non-current liabilities	39
Reserves	(616)
Total equity attributable to equity shareholders of the Company	(616)					¥ 526
Non-controlling interests	(58)					53
Total equity	(674)					¥ 579
Profit before income tax	127
Increase in contract liabilities	232
(Increase)/decrease in sales in advance of carriage	(63)
(Increase)/decrease in deferred revenue	(514)
Increase in other non-current liabilities	¥ 218

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).